Document and Entity Information	Apr. 24, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2024
Registrant Name	Variable Insurance Products Fund IV
Central Index Key	0000720318
Investment Company Type	N-1A
Amendment Flag	false